Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2012
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 17:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Financial income, net:

	Year ended December 31,
	2010	2011	2012

Financial income:
Interest on marketable securities and bank deposits	$1,713	$2,643	$644
Foreign currency translation differences and derivatives	424	2,563	2,839

	2,137	5,206	3,483
Financial expenses:
Bank charges and interest on loans	(495)	(3,448)	(3,850)
Foreign currency translation differences	(103)	(3,434)	(3,180)
Amortization of premium on marketable securities	(284)	(348)	-

	(882)	(7,230)	(7,030)

	$1,255	$(2,024)	$(3,547)

b.	Net income per share:

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2010	2011	2012
Numerator:
Numerator for basic and diluted net income (loss) per share - income (loss) available to shareholders of Ordinary shares	$14,062	$(53,654)	$(23,391)

Denominator:
Denominator for basic net income (loss) per share - weighted average number of shares	34,854,657	35,975,434	36,457,989

Effect of dilutive securities:
Employee stock options and RSU	1,710,173	-	-

Denominator for diluted net income (loss) per share - adjusted weighted average number of shares	36,564,830	35,975,434	36,457,989